TRADE RECEIVABLES AND OTHER RECEIVABLES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TRADE RECEIVABLES AND OTHER RECEIVABLES
Trade receivables	€ 40,626	€ 40,593
Receivables from joint ventures	1,599	2,656
Other receivables	4,807	65,589
Total trade and other receivables	47,032	108,838
Decrease in other receivables attributable to repayment of shareholder loan receivable	107	€ 65,158
Receivable for Silicon bonus payment	€ 4,500